Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$370	$383
Bank deposits	7,240	7,877
	7,610	8,260
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$11,436	$10,179
Negotiable certificate of deposit	10,800	7,950
Time deposits	1,254	2,436
	23,490	20,565
	$31,100	$28,825

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificate of Deposit and Time Deposits

The annual yield rates of bank deposits, commercial paper, negotiable certificate of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2016	2017
Bank deposits	0.00%-0.42%	0.00%-0.70%
Commercial paper	0.32%-0.42%	0.32%-0.40%
Negotiable certificate of deposit	0.35%-0.50%	0.40%-0.50%
Time deposits	0.40%-3.30%	0.52%-4.40%